Average Annual Total Returns - Invesco SP SmallCap Industrials ETF	ETF InceptionDate	ETF 1 Year	ETF 5 Years	ETF SinceInception	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions 5 Years	ETF Return After Taxes on Distributions SinceInception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares SinceInception	S&P SmallCap 600® Capped Industrials Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P SmallCap 600® Capped Industrials Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P SmallCap 600® Capped Industrials Index (reflects no deduction for fees, expenses or taxes) SinceInception	S&P SmallCap 600® Index (reflects no deductions for fees, expenses or taxes) 1 Year	S&P SmallCap 600® Index (reflects no deductions for fees, expenses or taxes) 5 Years	S&P SmallCap 600® Index (reflects no deductions for fees, expenses or taxes) SinceInception
Total	Apr. 07, 2010	29.22%	10.09%	12.29%	29.01%	9.89%	12.09%	17.43%	7.97%	10.23%	29.64%	10.37%	12.61%	22.78%	9.56%	12.44%